Acquisition - Estimated Fair Value of Consideration Transferred in Connection with Acquisition (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012
Business Acquisition [Line Items]
Restricted cash payable		$ 15,942	$ 19,620	$ 14,000
Reverse Mortgage Solutions, Inc. [Member]
Business Acquisition [Line Items]
Restricted cash payable			$ 9,000
Shares issued to acquire entity	891,265
Closing share price					$ 46.39